Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Compensation to Key Management Personnel
	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Short-term employee benefits	$1,041,216	$1,027,191	$1,264,980	$45,049
Post-employment benefits	3,884	2,208	2,007	72
Share-based payments	9,145	134,544	153,774	5,476

	$1,054,245	$1,163,943	$1,420,761	$50,597